Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 4,387,345		¥ 2,704,091	¥ 1,906,753	$ 630,203
Restricted cash	6,589		2,500		946
Short-term investments	671,259		450,477		96,420
Accounts receivable, net of allowance for doubtful accounts	219,566		282,431		31,539
Amounts due from related parties	548,704		572,201		78,816
Other current assets	243,701		453,269		35,004
Long-term investments	881,091		1,025,065		126,561
Property and equipment, net	296,320		346,653		42,564
Deferred tax assets	167,430		113,384		24,050
Other non-current assets	102,092		49,971		14,666
Total Assets	9,802,604		8,014,264		1,408,055
Accrued payroll and welfare expenses	555,719		671,200		79,824
Deferred revenue	100,693		142,925		14,464
Deferred tax liabilities	56,401		67,092		8,101
Other current liabilities	721,898		722,652		103,694
Total Liabilities	1,927,644		1,838,887		276,888
Revenue:
Revenues	3,413,176	$ 490,272	3,310,062	2,846,006
Less: VAT related surcharges	(21,364)	(3,069)	(20,454)	(19,098)
Net revenues	3,391,812	487,203	3,289,608	2,826,908
Total other income	53,009	7,614	85,073	91,777
Net income	863,759	124,069	803,746	761,862
Net income attributable to Noah Holdings Limited shareholders	829,151	119,098	811,297	762,923
Cash flows (used in) provided by operating activities	1,288,233	185,042	1,029,386	628,383
Cash flows provided by (used in) investing activities	(182,012)	(26,144)	(395,677)	(833,857)
Cash flows provided by financing activities	543,311	78,042	109,825	(791,789)
One-time commissions
Revenue:
Revenues	931,668		1,027,993
Recurring service fees
Revenue:
Revenues	1,845,465		1,776,549
Performance-based income
Revenue:
Revenues	113,085		143,634
Other service fees
Revenue:
Revenues	522,958		361,886
Others
Revenue:
Revenues	1,761,947	253,088	1,731,852	1,427,684
Others | One-time commissions
Revenue:
Revenues	690,860	99,236	733,009	541,025
Others | Recurring service fees
Revenue:
Revenues	524,692	75,367	593,856	605,092
Others | Performance-based income
Revenue:
Revenues	23,437	3,367	43,101	86,494
Others | Other service fees
Revenue:
Revenues	522,958	75,118	361,886	195,073
Funds Gopher manages
Revenue:
Revenues	1,651,229	237,184	1,578,210	1,418,322
Funds Gopher manages | One-time commissions
Revenue:
Revenues	240,808	34,590	294,984	561,059
Funds Gopher manages | Recurring service fees
Revenue:
Revenues	1,320,773	189,717	1,182,693	802,761
Funds Gopher manages | Performance-based income
Revenue:
Revenues	89,648	12,877	100,533	54,502
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	892,944		456,063		128,264
Restricted cash	2,509		2,500		360
Short-term investments	652,759		405,930		93,763
Accounts receivable, net of allowance for doubtful accounts	22,253		11,484		3,196
Amounts due from related parties	338,655		279,860		48,645
Other current assets	125,877		116,756		18,080
Long-term investments	496,095		418,710		71,260
Investment in affiliates	843,866		1,011,565		121,214
Property and equipment, net	17,922		24,681		2,574
Deferred tax assets	42,918		29,452		6,165
Other non-current assets	17,902		17,767		2,572
Total Assets	3,453,700		2,774,768		496,093
Accrued payroll and welfare expenses	102,211		108,257		14,682
Income tax payable	63,333		49,192		9,097
Amounts due to the Group's subsidiaries	583,347		606,440		83,793
Deferred revenue	24,363		23,658		3,500
Deferred tax liabilities	13,637		11,609		1,959
Other current liabilities	159,037		76,129		22,844
Total Liabilities	945,928		875,285		$ 135,875
Revenue:
Revenues	872,066	125,264	718,184	447,109
Less: VAT related surcharges	(4,916)	(706)	(3,715)	(2,792)
Net revenues	867,150	124,558	714,469	444,317
Total operating cost and expenses	(565,203)	(81,187)	(372,870)	(361,765)
Total other income	51,370	7,379	73,119	43,281
Net income	289,514	41,586	316,951	149,703
Net income attributable to Noah Holdings Limited shareholders	278,827	40,051	306,912	147,483
Cash flows (used in) provided by operating activities	761,312	109,356	429,008	426,663
Cash flows provided by (used in) investing activities	(345,092)	(49,569)	(379,327)	(372,590)
Cash flows provided by financing activities	20,670	2,969	14,210	15,680
Variable Interest Entity, Primary Beneficiary | Others
Revenue:
Revenues	199,397	28,642	122,099	101,974
Variable Interest Entity, Primary Beneficiary | Others | One-time commissions
Revenue:
Revenues	71,528	10,274	13,146	16,521
Variable Interest Entity, Primary Beneficiary | Others | Recurring service fees
Revenue:
Revenues	3,032	436	16,884	24,275
Variable Interest Entity, Primary Beneficiary | Others | Performance-based income
Revenue:
Revenues			531	2,389
Variable Interest Entity, Primary Beneficiary | Others | Other service fees
Revenue:
Revenues	124,837	17,932	91,538	58,789
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages
Revenue:
Revenues	672,669	96,622	596,085	345,135
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | One-time commissions
Revenue:
Revenues	3,660	526	2,085	1,012
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | Recurring service fees
Revenue:
Revenues	615,999	88,482	501,873	306,883
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | Performance-based income
Revenue:
Revenues	¥ 53,010	$ 7,614	¥ 92,127	¥ 37,240